Note 23 - Changes of Other Intangible Assets by Asset Class (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Total other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	€ 3,986		€ 4,147
Total other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	11,082		11,322
Additions	1,054		1,040
Changes in the group of consolidated companies	0		0
Disposals	394		1,335
Reclassifications from (to) held for sale	(46)		(22)
Transfers	81		(2)
Exchange rate changes	(277)		79
Cost of acquisition/manufacture, Balance as of	11,499		11,082
Total other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	6,935		6,057
Amortization for the year	1,040	[1]	1,256	[2]
Changes in the group of consolidated companies	0		0
Disposals	388		1,330
Reclassifications from (to) held for sale	(41)		(15)
Impairment losses	51	[3]	939	[4]
Reversals of impairment losses	2	[5]	0
Transfers	84		(8)
Exchange rate changes	(165)		37
Accumulated amortization and impairment, Balance as of	7,513		6,935
Total unamortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	708		772
Total unamortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,472		1,451
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	(86)		21
Cost of acquisition/manufacture, Balance as of	1,386		1,472
Total unamortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	700		694
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		1
Exchange rate changes	(23)		5
Accumulated amortization and impairment, Balance as of	678		700
Purchased unamortized retail investment management agreements [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	706		770
Purchased unamortized retail investment management agreements [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,030		1,010
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	(85)		20
Cost of acquisition/manufacture, Balance as of	945		1,030
Purchased unamortized retail investment management agreements [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	260		255
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	(22)		5
Accumulated amortization and impairment, Balance as of	239		260
Purchased unamortized other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	2		2
Purchased unamortized other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	442		441
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	(1)		1
Cost of acquisition/manufacture, Balance as of	441		442
Purchased unamortized other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	440		439
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		1
Exchange rate changes	(1)		0
Accumulated amortization and impairment, Balance as of	439		440
Total amortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	161		116
Total amortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	2,098		2,057
Additions	143		43
Changes in the group of consolidated companies	0		0
Disposals	5		40
Reclassifications from (to) held for sale	(37)		0
Transfers	60		27
Exchange rate changes	(55)		11
Cost of acquisition/manufacture, Balance as of	2,204		2,098
Total amortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	1,982		1,922
Amortization for the year	45		51
Changes in the group of consolidated companies	0		0
Disposals	3		40
Reclassifications from (to) held for sale	(33)		0
Impairment losses	0		8
Reversals of impairment losses	0		0
Transfers	106		29
Exchange rate changes	(54)		12
Accumulated amortization and impairment, Balance as of	2,043		1,982
Purchased amortized customer-related intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	16		20
Purchased amortized customer-related intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,403		1,384
Additions	5		9
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		(1)
Exchange rate changes	(53)		11
Cost of acquisition/manufacture, Balance as of	1,356		1,403
Purchased amortized customer-related intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	1,384		1,358
Amortization for the year	8		13
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		2
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	(52)		11
Accumulated amortization and impairment, Balance as of	1,340		1,384
Purchased amortized contract-based intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	0		0
Purchased amortized contract-based intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	70		70
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	70		70
Purchased amortized contract-based intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	70		70
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	70		70
Purchased amortized software and other [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	145		96
Purchased amortized software and other [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	625		603
Additions	138		34
Changes in the group of consolidated companies	0		0
Disposals	5		40
Reclassifications from (to) held for sale	(37)		0
Transfers	60		28
Exchange rate changes	(2)		0
Cost of acquisition/manufacture, Balance as of	778		625
Purchased amortized software and other [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	528		494
Amortization for the year	37		38
Changes in the group of consolidated companies	0		0
Disposals	3		40
Reclassifications from (to) held for sale	(33)		0
Impairment losses	0		6
Reversals of impairment losses	0		0
Transfers	106		29
Exchange rate changes	(2)		1
Accumulated amortization and impairment, Balance as of	633		528
Internally generated amortized software [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	3,117		3,259
Internally generated amortized software [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	7,512		7,814
Additions	911		997
Changes in the group of consolidated companies	0		0
Disposals	390		1,295
Reclassifications from (to) held for sale	(9)		(21)
Transfers	21		(29)
Exchange rate changes	(136)		47
Cost of acquisition/manufacture, Balance as of	7,910		7,512
Internally generated amortized software [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	4,254		3,442
Amortization for the year	994		1,205
Changes in the group of consolidated companies	0		0
Disposals	385		1,291
Reclassifications from (to) held for sale	(8)		(15)
Impairment losses	50		931
Reversals of impairment losses	2		0
Transfers	(22)		(38)
Exchange rate changes	(88)		20
Accumulated amortization and impairment, Balance as of	€ 4,793		€ 4,254

[1]	EUR 1.0 billion were included in general and administrative expenses.
[2]	EUR 1.3 billion were included in general and administrative expenses.
[3]	EUR 51 million were mainly comprised of impairments of self-developed software recorded in general and administrative expenses.
[4]	EUR 939 million were comprised of impairments of purchased (EUR 6 million) and self-developed software (EUR 931 million), both recorded in general and administrative expenses, and EUR 2 million referring to the impairment of an amortizing customer-related intangible asset which is included under impairment of goodwill and other intangible assets.
[5]	EUR 2 million were comprised of reversal of impairments of self-developed software recorded in general and administrative expenses.